Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories
Inventories consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Intravenous drugs	$25,674	$28,897
Oral pharmaceuticals	10,802	5,632
Total inventories	$36,476	$34,529